UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

         Houston, TX  77056-3898

13F File Number:  28-01717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Pat H. Swanson
Title:     Chief Compliance Officer
Phone:     713-961-0462

Signature, Place, and Date of Signing:

     Pat H. Swanson     Houston, TX     August 13, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     79

Form13F Information Table Value Total:     $421,817 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC                      Common           00817Y108     2296    56655 SH  0    Sole    0               30030        0    26625
AIR PRODUCTS & CHEMICALS INC   Common           009158106      217     2200 SH  0    Sole    0                2200        0        0
AIRGAS INC                     Common           009363102      350     6000 SH  0    Sole    0                6000        0        0
ALCON INC                      Common           H01301102      256     1570 SH  0    Sole    0                1570        0        0
APACHE CORP                    Common           037411105     1404    10100 SH  0    Sole    0               10100        0        0
ARBITRON INC                   Common           03875Q108      578    12165 SH  0    Sole    0               12165        0        0
AVIS BUDGET GROUP INC          Common           053774105      651    77744 SH  0    Sole    0               22144        0    55600
BANCTEC INC                    Common           059784306     1762   496200 SH  0    Sole    0              496200        0        0
BARE ESCENTUALS INC            Common           067511105    10141   541440 SH  0    Sole    0              443390        0    98050
BARRICK GOLD CORP              Common           067901108      274     6020 SH  0    Sole    0                6020        0        0
BB&T CORP                      Common           054937107     9361   411120 SH  0    Sole    0              365320        0    45800
BJ SERVICES CO                 Common           055482103      319    10000 SH  0    Sole    0               10000        0        0
CARDINAL HEALTH INC            Common           14149Y108    13272   257300 SH  0    Sole    0              208525        0    48775
CASTLEPOINT HOLDINGS LTD       Common           G19522112     4236   466021 SH  0    Sole    0              357921        0   108100
CASTLEPOINT HOLDINGS LTD       Common           148553209     4411   485300 SH  0    Sole    0              472900        0    12400
CEPHALON INC                   Common           156708109    25596   383805 SH  0    Sole    0              332595        0    51210
CHEVRON CORP                   Common           166764100     4224    42611 SH  0    Sole    0               41811        0      800
CISCO SYSTEMS INC              Common           17275R102      627    26965 SH  0    Sole    0               26765        0      200
CLOROX COMPANY                 Common           189054109     1532    29350 SH  0    Sole    0               29200        0      150
COMPUTER SCIENCES CORP         Common           205363104     9158   195520 SH  0    Sole    0              155795        0    39725
CONOCOPHILLIPS                 Common           20825C104      451     4780 SH  0    Sole    0                4780        0        0
DATAPATH INC-144A              Common           23808R205      303   151700 SH  0    Sole    0              147800        0     3900
DEVON ENERGY CORPORATION       Common           25179M103     2753    22915 SH  0    Sole    0               22790        0      125
EATON VANCE SR FLTG RATE TR    Common           27828Q105      189    13195 SH  0    Sole    0               13195        0        0
EBAY INC                       Common           278642103    17114   626205 SH  0    Sole    0              520255        0   105950
ENCANA CORP                    Common           292505104     1714    18855 SH  0    Sole    0               18705        0      150
ENERGY COAL RESOURCES-144A     Common           29268G209     2003   124400 SH  0    Sole    0              122200        0     2200
ENSCO INTERNATIONAL INC        Common           26874Q100     2598    32175 SH  0    Sole    0                7175        0    25000
EQUIFAX INC                    Common           294429105     1531    45540 SH  0    Sole    0               45315        0      225
EW SCRIPPS CO-CL A             Common           811054204      405   127000 SH  0    Sole    0               99000        0    28000
EXXON MOBIL CORP               Common           30231G102      594     6742 SH  0    Sole    0                6742        0        0
FIDELITY NATIONAL INFORMATIO   Common           31620M106    13666   370247 SH  0    Sole    0              300022        0    70225
FIRST AMERICAN FINANCL HLDGS Common           318782AAT      900    90000 SH  0    Sole    0               80000        0    10000
FIRST MERCURY FINANCIAL CORP   Common           320841109      903    51200 SH  0    Sole    0               51200        0        0
GENZYME CORP                   Common           372917104    31962   444660 SH  0    Sole    0              394435        0    50225
GOLD FIELDS LTD-SPONS ADR      Common           38059T106      170    13400 SH  0    Sole    0               13400        0        0
HALLIBURTON CO                 Common           406216101    24016   452525 SH  0    Sole    0              378875        0    73650
HEWLETT-PACKARD CO             Common           428236103    12899 291770 SH  0    Sole    0            239770.17        0    52000
HOLOGIC INC                    Common           436440101    18091   829860 SH  0    Sole    0              702910        0   126950
INTL BUSINESS MACHINES CORP    Common           459200101     9645    81368 SH  0    Sole    0               62428        0    18940
JARDEN CORP                    Common           471109108      237    13000 SH  0    Sole    0               13000        0        0
JOHNSON & JOHNSON              Common           478160104      280     4355 SH  0    Sole    0                4355        0        0
KANSAS CITY SOUTHERN           Common           485170302     1560    35455 SH  0    Sole    0               35305        0      150
KKR FINANCIAL HOLDINGS LLC     Common           48248A306      169    16130 SH  0    Sole    0               16130        0        0
KOHLS CORP                     Common           500255104     1047    26145 SH  0    Sole    0               26020        0      125
LABORATORY CRP OF AMER HLDGS   Common           50540R409     1120    16085 SH  0    Sole    0               16085        0        0
MANPOWER INC                   Common           56418H100     8163   140155 SH  0    Sole    0              109155        0    31000
MARATHON OIL CORP              Common           565849106     6700   129165 SH  0    Sole    0               96465        0    32700
MICROSOFT CORP                 Common           594918104    17901   650710 SH  0    Sole    0              535710        0   115000
MONSTER WORLDWIDE INC          Common           611742107    12246   594195 SH  0    Sole    0              492120        0   102075
NATIONAL CITY CORP             Common           635405103      262    55000 SH  0    Sole    0               55000        0        0
NATIONAL OILWELL VARCO INC     Common           637071101     6975    78620 SH  0    Sole    0               59845        0    18775
NEWMONT MINING CORP            Common           651639106      285     5460 SH  0    Sole    0                5460        0        0
NEWS CORP-CL A                 Common           65248E104      205    13660 SH  0    Sole    0               13360        0      300
NOKIA CORP-SPON ADR            Common           654902204     1212    49460 SH  0    Sole    0                5960        0    43500
NORDSTROM INC                  Common           655664100      740    24410 SH  0    Sole    0               24410        0        0
OCCIDENTAL PETROLEUM CORP      Common           674599105      296     3290 SH  0    Sole    0                3290        0        0
PAID INC                       Common           69561N204        8    31000 SH  0    Sole    0               31000        0        0
PETROCHINA CO LTD -ADR         Common           71646E100      248     1925 SH  0    Sole    0                1925        0        0
PETROHAWK ENERGY CORP          Common           716495106     1261    27230 SH  0    Sole    0               27230        0        0
PHARMACEUTICAL PRODUCT DEVEL   Common           717124101    21182   493750 SH  0    Sole    0              457200        0    36550
PHH CORP                       Common           693320202      566    36900 SH  0    Sole    0               36900        0        0
POLO RALPH LAUREN CORP         Common           731572103     1060    16890 SH  0    Sole    0               16790        0      100
PRINCIPAL FINANCIAL GROUP      Common           74251V102      843    20074 SH  0    Sole    0               20074        0        0
SONIC INNOVATIONS INC          Common           83545M109      163    48700 SH  0    Sole    0               48700        0        0
ST JUDE MEDICAL INC            Common           790849103    16036   392273 SH  0    Sole    0              330673        0    61600
STARBUCKS CORP                 Common           855244109      275    17460 SH  0    Sole    0               17285        0      175
SYSCO CORP                     Common           871829107      241     8765 SH  0    Sole    0                8765        0        0
TECK COMINCO LTD-CL B          Common           878742204      285     5940 SH  0    Sole    0                5940        0        0
TELEFLEX INC                   Common           879369106    10953   197040 SH  0    Sole    0              164715        0    32325
TEMPUR-PEDIC INTERNATIONAL     Common           88023U101      681    87150 SH  0    Sole    0               86750        0      400
TEXTRON INC                    Common           883203101      674    14055 SH  0    Sole    0               13955        0      100
TOWER GROUP INC                Common           891777104    20444   964799 SH  0    Sole    0              861749        0   103050
UNITED TECHNOLOGIES CORP       Common           913017109      258     4180 SH  0    Sole    0                4180        0        0
US BANCORP                     Common           902973304      213     7650 SH  0    Sole    0                7650        0        0
VALERO ENERGY CORP             Common           91913Y100    10894   264535 SH  0    Sole    0              215510        0    49025
WACHOVIA CORP                  Common           929903102      359    23140 SH  0    Sole    0               23140        0        0
WRIGHT MEDICAL GROUP INC       Common           98235T107    25978   914404 SH  0    Sole    0              814654        0    99750
ZIMMER HOLDINGS INC            Common           98956P102    17225   253120 SH  0    Sole    0              216820        0    36300